Filed with the Securities and Exchange Commission on June 6, 2000

                                      1933 Act Registration File No.   333-30924
                                                      1940 Act File No. 811-9821

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|

         Pre-Effective Amendment No.      2                                  |X|

         Post-Effective Amendment No.                                        |_|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

         Amendment No.     2                                                 |X|


                           ALLIED ASSET ADVISORS FUNDS
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60521
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 789-9191

                        Copies of all communications to:
     Elaine E. Richards, Esq.                          David Sturms, Esq.
 Firstar Mutual Fund Services, LLC             Vedder, Price, Kaufman & Kammholz
615 East Michigan Street, 2nd Floor                 222 North LaSalle Street
        Milwaukee, WI 53202                          Chicago, IL 60601-1103


Approximate Date of Proposed Public Offering: As soon as practical after the e ffective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

_____    immediately upon filing pursuant to paragraph (b)

_____    on ____________ pursuant to paragraph (b)

_____    60 days after filing pursuant to paragraph (a)(1)

_____    on ____________ pursuant to paragraph (a)(1)

_____    75 days after filing pursuant to paragraph (a)(2)

_____    on ____________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of securities being registered: Dow Jones Islamic Index Fund, Classes M and K.


PART A

Prospectus - Dow Jones Islamic Index Fund, Class K - Incorporated by reference Prospectus - Dow Jones Islamic Index Fund, Class M - Incorporated by reference




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                        DOW JONES(SM) ISLAMIC INDEX FUND
                     A SERIES OF ALLIED ASSET ADVISORS FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2000

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.
                         745 MCCLINTOCK DRIVE, SUITE 114
                              BURR RIDGE, IL 60521

                                 (630) 789-9191

This Statement of Additional Information relates to the Dow Jones(SM) Islamic Index Fund, which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated __________, 2000. To obtain the Prospectus, please visit the Fund's web-site, call 1-888-FUNDS-85 or write to the Fund as shown below:

REGULAR MAIL                               OVERNIGHT OR EXPRESS MAIL
------------                               -------------------------
Dow Jones Islamic Index Fund               Dow Jones Islamic Index Fund
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                  Milwaukee, WI  53202



                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS........................................................3

INVESTMENT OBJECTIVE AND STRATEGIES............................................4

MORE ABOUT DOW JONESSM.........................................................4

THE TRUST......................................................................5

MANAGEMENT OF THE FUND.........................................................6

INVESTMENT ADVISOR.............................................................8

CODE OF ETHICS.................................................................8

ADMINISTRATIVE SERVICES........................................................8

DISTRIBUTOR....................................................................9

PRICING OF SHARES..............................................................9

PURCHASING SHARES..............................................................9

REDEMPTION OF SHARES..........................................................10

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................10

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES.............................11

PERFORMANCE INFORMATION.......................................................13

AUDITORS......................................................................14

COUNSEL.......................................................................14

FINANCIAL STATEMENTS..........................................................14


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of:

(1) more than 50% of the outstanding voting securities of the fund; or

(2) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Purchase physical commodities or contracts relating to physical commodities.

NON-FUNDAMENTAL RESTRICTIONS

As a matter of non-fundamental policy, the Fund currently does not intend to :

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.   Purchase securities on margin or make short sales;

3.   Enter into futures contracts or purchase options thereon; and

4.   Invest more than 15% of its net assets in illiquid securities.

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to match the total return of the Dow Jones Islamic Market USA Index(SM) (the "INDEX"), a diversified compilation of equity securities considered by Dow Jones' Shari'ah Supervisory Board to be in compliance with Islamic Shari'ah principles. Because the Fund is a diversified Fund, there is a possibility that the Fund may be unable to track the composition of the INDEX if the INDEX becomes non-diversified.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

RESTRICTED SECURITIES. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

PERCENTAGE RESTRICTIONS. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.

MORE ABOUT DOW JONES(SM)
--------------------------------------------------------------------------------

The filters applied in constituting the Dow Jones Islamic Market USA Index(SM) are:

1. Total debt divided by total assets is equal to or greater than 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

2. Accounts receivables divided by total assets is equal to or greater than 45%. (Note: accounts receivables = current receivables + long-term receivables).

3. (Non-operating interest income plus impure income) all divided by revenue is equal to or greater than 5%.

"Dow Jones," "Dow Jones Islamic Market USA Index(SM)" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment advisor, other than the licensing of the Dow Jones Islamic Market Index(SM) and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the INDEX or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: (1) the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Dow Jones Islamic Market Index and the data included in the INDEX; (2) the accuracy or completeness of the INDEX and its data; and (3) the merchantability and the fitness for a particular purpose or use of the INDEX and its data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the INDEX, Dow Jones disclaims any warranty of compliance with Shari'ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the INDEX or its data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

THE TRUST
--------------------------------------------------------------------------------

         Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, Dow Jones(SM) Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60521.

         Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued, except for special requests.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with every other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Likewise, expenses attributable to any class are borne specifically by that class. Class K shares of the Fund are not subject to a Distribution and Shareholder Servicing Plan. Class M shares of the Fund are subject to Distribution (Rule 12b-1) and Shareholder Servicing expenses and are discussed in the Class M Prospectus and Statement of Additional Information.

         Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Trust's Board of Trustees governs the Trust. The Board of Trustees consists of six individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:

--------------------------------------- ---------- -------------------- ----------------------------------------------
           NAME AND ADDRESS                AGE       POSITION/OFFICE     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
                                                     WITH THE TRUST                         YEARS
--------------------------------------- ---------- -------------------- ----------------------------------------------
*Bassam Osman                              50      Trustee,             1980 - present Bassam Osman, M.D., SC LTD,
745 Mcclintock Drive, Suite 114                    Chairperson and      Doctor
Burr Ridge, IL  60521                              President
--------------------------------------- ---------- -------------------- ----------------------------------------------
*Muzamil Siddiqi                           63      Trustee              3/84 - present North American Islamic Trust,
745 Mcclintock Drive, Suite 114                                         Inc., General Manager
Burr Ridge, IL  60521
--------------------------------------- ---------- -------------------- ----------------------------------------------
Abdalla Idris Ali                          51      Disinterested        8/98-present - Director, the Center of
745 Mcclintock Drive, Suite 114                    Trustee              Islamic Studies, Kansas City, MO; 8/98 -
Burr Ridge, IL  60521                                                   Principal, ISNA Islamic School, Toronto,
                                                                        Ontario, Canada
--------------------------------------- ---------- -------------------- ----------------------------------------------
Jamal Said                                 43      Disinterested        Religious Director, Mosque Foundation,
745 Mcclintock Drive, Suite 114                    Trustee              Bridgeview, IL
Burr Ridge, IL  60521
--------------------------------------- ---------- -------------------- ----------------------------------------------
Mohammed Kaiseruddin                       56      Disinterested        Nuclear Engineer, Sargent & Lundy (1973 -
745 Mcclintock Drive, Suite 114                    Trustee              present)
Burr Ridge, IL  60521
--------------------------------------- ---------- -------------------- ----------------------------------------------
Mazen Asbahi                               26      Disinterested        Student - Summer `98, Summer Associate,
745 Mcclintock Drive, Suite 114                    Trustee              Chicago Corporation Counsel; Summer '99,
Burr Ridge, IL  60521                                                   Summer Associate, Kirkland & Ellis
--------------------------------------- ---------- -------------------- ----------------------------------------------
Omar Haydar                                26      Secretary and        4/2000 - present Mutual Fund Coordinator,
745 Mcclintock Drive, Suite 114                    Treasurer            Allied Asset Advisors
Burr Ridge, IL  60521                                                   6/99 - 4/2000 Information Technology
                                                                        Consultant, Teksystems/Skidmore Owings &
                                                                        Merrill LLP 5/98 - 7/98 - Law Clerk, Goodman
                                                                        & Witanen 6/96 -  8/96 - Program Director,
                                                                        English Language Service Summer ISNA
                                                                        Program 8/95 - present - Law Student,
                                                                        Chicago Kent College of Law
--------------------------------------- ---------- -------------------- ----------------------------------------------
Mujeeb Cheema                              53      Vice President       1/98 - present Managing Director at Hawkins
745 Mcclintock Drive, Suite 114                                         International, Inc.; 2/80 - 12/97 President
Burr Ridge, IL  60521                                                   of International at Hawkins Oil & Gas, Inc.
--------------------------------------- ---------- -------------------- ----------------------------------------------

* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

TRUSTEE COMPENSATION. The trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation estimated to be received by the Trustees from the Trust for the fiscal year ending ________, 2000. Presently, none of the executive officers receive compensation from the Trust.

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL       TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS     BENEFITS UPON          FROM TRUST AND FUND
                             FROM TRUST        PART OF TRUST EXPENSES  RETIREMENT             COMPLEX PAID TO
                                                                                              TRUSTEES
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
* Bassam Osman                     None                 None                   None                    None

*Muzamil Siddiqi                   None                 None                   None                    None

Abdalla Idris Ali                 $0.00                 None                   None                    $0.00

Jamal Said                        $0.00                 None                   None                    $0.00

Mohammead Kaiseruddin             $0.00                 None                   None                    $0.00

Mazen Asbahi                      $0.00                 None                   None                    $0.00

Omar Haydar                        None                 None                   None                    None

Mujeeb Cheema                      None                 None                   None                    None
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP. As of May 16, 2000, which was prior to the public offering of the Fund's shares, North American Islamic Trust was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Allied Asset Advisors, Inc. (defined as "AAA" or "Investment Advisor") is a Delaware corporation that serves as an investment manager to the Fund pursuant to an Investment Management Agreement dated as of [DATE]. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islams and Muslims.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated upon 60 days notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to AAA an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds.

CODE OF ETHICS
--------------------------------------------------------------------------------

The Trust, the Investment Advisor and the Distributor have adopted a written Code of Ethics that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The Code restricts and limits, absent prior approval, certain types of transactions and includes reporting and other obligations to monitor personal transactions.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT

Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

CUSTODIAN

Firstar Bank, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

DISTRIBUTOR
--------------------------------------------------------------------------------

Rafferty Capital Markets, Inc. serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of ____________, 2000 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

PRICING OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.

SPECIAL INCENTIVE PROGRAMS. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or Distributor, in their discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

SIGNATURE GUARANTEES. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company ("FDIC");

o a member of the New York, Boston, American, Midwest, or Pacific Stock
  Exchange;

o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

ADDITIONAL DOCUMENTATION. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

AAA places the Fund's portfolio securities transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in placing the Fund's portfolio securities transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.

AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not necessarily use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, AAA may from time-to-time receive services and products which serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

If AAA provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be low. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. By law, redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

By law, all or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

OTHER INFORMATION. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal, USA Today and others.

In addition to the INDEX, the Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly traded companies.

o The NASDAQ Composite Index - The NASDAQ Composite Index is a broad-based market capitalization-weighted index of all NASDAQ stocks.

AUDITORS
--------------------------------------------------------------------------------

Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois, 60601-6779, serves as the Fund's independent auditors, whose services include auditing the Fund's financial statements and the performance of related tax services.

COUNSEL
--------------------------------------------------------------------------------

Vedder, Price, Kaufman, & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601-1003, is counsel for the Fund.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                          DOW JONES ISLAMIC INDEX FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 16, 2000

                                     ASSETS

 Cash                                                                 $100,000
Receivable from investment advisor                                      38,360
 Prepaid initial registration expenses                                  33,175
                                                                        ------
 TOTAL ASSETS                                                          171,535

LIABILITIES AND NET ASSETS
 Payable to investment advisor                                          71,535
                                                                        ------
 TOTAL LIABILITIES                                                      71,535
                                                                        ------
 NET ASSETS                                                           $100,000
                                                                       =======
 NET ASSETS CONSIST OF:
 Class K capital shares outstanding, no par value,
 indefinite shares authorized                                           10,000
                                                                        ======
 Net asset value, redemption price and offering price per share
      (net assets/shares outstanding)                                   $10.00
                                                                         =====


The accompanying Notes to the Financial Statements are an integral part of this statement.

                          DOW JONES ISLAMIC INDEX FUND

                             STATEMENT OF OPERATIONS

    FOR THE PERIOD FROM JANUARY 14, 2000 (DATE OF INCEPTION) TO MAY 16, 2000


INVESTMENT INCOME
Dividends                                                                 $    -

EXPENSES
Organization expenses                                                    38,360
                                                                        -------
Total expenses before reimbursements                                     38,360
Less:  reimbursement of expenses by investment advisor                  (38,360)
                                                                        -------
NET INVESTMENT INCOME                                                   $     -
                                                                        =======


The accompanying Notes to the Financial Statements are an integral part of this statement.


                          DOW JONES ISLAMIC INDEX FUND

                        NOTES TO THE FINANCIAL STATEMENTS
    FOR THE PERIOD FROM JANUARY 14, 2000 (DATE OF INCEPTION) TO MAY 16, 2000

NOTE 1 - ORGANIZATION AND REGISTRATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 10, 2000. The Trust currently offers one series of shares to investors, Dow Jones(SM) Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. Allied Asset Advisors, Inc. ("AAA" or the "Advisor") is a Delaware corporation that serves as an investment manager to the Fund. AAA is a wholly owned subsidiary of The North American Islamic Trust. The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 shares of beneficial interest of the Fund to capitalize the Trust ("Original Shares"), for cash in the amount of $100,000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     A.  USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     B.  ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES

         Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to voluntarily reimburse the Fund for these expenses. Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).

     C.  FEDERAL INCOME TAXES

         The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

NOTE 3 - CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares with no par value. A total of 10,000 shares were initially sold to capitalize the Trust.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of the Dow Jones Islamic Index Fund:

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Index Fund (the "Fund"), a series of Allied Asset Advisors Funds (the "Trust") as of May 16, 2000, and the related statement of operations for the period from January 14, 2000 (date of inception) to May 16, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Dow Jones Islamic Index Fund at May 16, 2000, and the results of its operations for the period from January 14, 2000 (date of inception) to May 16, 2000, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
May 18, 1999




THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                        DOW JONES(SM) ISLAMIC INDEX FUND
                     A SERIES OF ALLIED ASSET ADVISORS FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2000

                               INVESTMENT ADVISOR
                                       AAA
                           ALLIED ASSET ADVISORS, INC.
                         745 MCCLINTOCK DRIVE, SUITE 114
                              BURR RIDGE, IL 60521

                                 (630) 789-9191

This Statement of Additional Information relates to the Dow Jones(SM) Islamic Index Fund, which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated __________, 2000. To obtain the Prospectus, please visit the Fund's web-site, call 1-888-FUNDS-85 or write to the Fund as shown below:

REGULAR MAIL                              OVERNIGHT OR EXPRESS MAIL
------------                              -------------------------
Dow Jones Islamic Index Fund              Dow Jones Islamic Index Fund
c/o Firstar Mutual Fund Services, LLC     c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                              615 East Michigan Street, 3rd Floor
Milwaukee, WI  53201-0701                 Milwaukee, WI  53202



                                TABLE OF CONTENTS

INVESTMENT RESTRICTIONS........................................................3

INVESTMENT OBJECTIVE AND STRATEGIES............................................4

MORE ABOUT DOW JONESSM.........................................................4

THE TRUST......................................................................5

MANAGEMENT OF THE FUND.........................................................6

INVESTMENT ADVISOR.............................................................8

CODE OF ETHICS.................................................................9

ADMINISTRATIVE SERVICES........................................................9

DISTRIBUTOR....................................................................9

DISTRIBUTION PLAN..............................................................9

SHAREHOLDER SERVICES AGREEMENT................................................10

PRICING OF SHARES.............................................................10

PURCHASING SHARES.............................................................11

REDEMPTION OF SHARES..........................................................11

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................12

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES.............................13

PERFORMANCE INFORMATION.......................................................14

AUDITORS......................................................................15

COUNSEL.......................................................................15

FINANCIAL STATEMENTS..........................................................15


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

FUNDAMENTAL RESTRICTIONS

The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a fund means the vote of:

(1) more than 50% of the outstanding voting securities of the fund; or

(2) 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7. Purchase physical commodities or contracts relating to physical commodities.

NON-FUNDAMENTAL RESTRICTIONS

As a matter of non-fundamental policy, the Fund currently does not intend to :

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.   Purchase securities on margin or make short sales;

3.   Enter into futures contracts or purchase options thereon ; and

4.   Invest more than 15% of its net assets in illiquid securities.

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to match the total return of the Dow Jones Islamic Market USA Index(SM) (the "INDEX"), a diversified compilation of equity securities considered by Dow Jones' Shari`ah Supervisory Board to be in compliance with Islamic Shari`ah principles. Because the Fund is a diversified Fund, there is a possibility that the Fund may be unable to track the composition of the INDEX if the INDEX becomes non-diversified.

The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.

RESTRICTED SECURITIES. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

OTHER INVESTMENT COMPANIES. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

PERCENTAGE RESTRICTIONS. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.

MORE ABOUT DOW JONES(SM)
--------------------------------------------------------------------------------

The filters applied in constituting the Dow Jones Islamic Market USA Index(SM) are:

1. Total debt divided by total assets is equal to or greater than 33%. (Note: total debt = short term debt + current portion of long-term debt + long-term debt).

2. Accounts receivables divided by total assets is equal to or greater than 45%. (Note: accounts receivables = current receivables + long-term receivables).

3. (Non-operating interest income plus impure income) all divided by revenue is equal to or greater than 5%.

"Dow Jones," "Dow Jones Islamic Market USA IndexSM" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment advisor, other than the licensing of the Dow Jones Islamic Market Index(SM) and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the INDEX or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about (1) the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Dow Jones Islamic Market Index and the data included in the INDEX; (2) the accuracy or completeness of the INDEX and its data; and (3) the merchantability and the fitness for a particular purpose or use of the INDEX and its data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the INDEX, Dow Jones disclaims any warranty of compliance with Shari`ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the INDEX or its data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

THE TRUST
--------------------------------------------------------------------------------

         Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, Dow Jones
(SM) Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60521.

         Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights, and are voted in the aggregate and not by class except in matters where a separate vote is required or permitted by the Investment Company Act of 1940 (the "1940 Act") or when the matter affects only the interest of a particular class. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of
Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the Transfer Agent, and certificates for shares will generally not be issued, except for special requests.

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with every other share of that Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Fund. Expenses attributable to any Fund are borne by that Fund. Likewise, expenses attributable to any class are borne specifically by that class. Class M shares of the Fund are subject to Distribution (Rule 12b-1) and Shareholder Servicing expenses, which are further discussed in the Class M Prospectus and later in this SAI. Class K shares of the Fund are not subject to such Distribution and Shareholder Servicing expenses. Class K shares are discussed in the Class K Prospectus and Statement of Additional Information.

         Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required or permitted by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

The Trust's Board of Trustees governs the Trust. The Board of Trustees consists of six individuals, three of whom are not "interested persons" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below:

--------------------------------------- ---------- -------------------- ----------------------------------------------
           NAME AND ADDRESS                AGE       POSITION/OFFICE     PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
                                                     WITH THE TRUST                         YEARS
--------------------------------------- ---------- -------------------- ----------------------------------------------
*Bassam Osman                              50      Trustee,             1980 - present Bassam Osman, M.D., SC LTD,
745 Mcclintock Drive, Suite 114                    Chairperson and      Doctor
Burr Ridge, IL  60521                              President
--------------------------------------- ---------- -------------------- ----------------------------------------------
*Muzamil Siddiqi                           63      Trustee              3/84 - present North American Islamic Trust,
745 Mcclintock Drive, Suite 114                                         Inc., General Manager
Burr Ridge, IL  60521
--------------------------------------- ---------- -------------------- ----------------------------------------------
Abdalla Idris Ali                          51      Disinterested        8/98-present - Director, the Center of
745 Mcclintock Drive, Suite 114                    Trustee              Islamic Studies, Kansas City, MO; 8/98 -
Burr Ridge, IL  60521                                                   Principal, ISNA Islamic School, Toronto,
                                                                        Ontario, Canada
--------------------------------------- ---------- -------------------- ----------------------------------------------
Jamal Said                                 43      Disinterested        Religious Director, Mosque Foundation,
745 Mcclintock Drive, Suite 114                    Trustee              Bridgeview, IL
Burr Ridge, IL  60521
--------------------------------------- ---------- -------------------- ----------------------------------------------
Mohammed Kaiseruddin                       56      Disinterested        Nuclear Engineer, Sargent & Lundy (1973 -
745 Mcclintock Drive, Suite 114                    Trustee              present)
Burr Ridge, IL  60521
--------------------------------------- ---------- -------------------- ----------------------------------------------
Mazen Asbahi                               26      Disinterested        Student - Summer `98, Summer Associate,
745 Mcclintock Drive, Suite 114                    Trustee              Chicago Corporation Counsel; Summer '99,
Burr Ridge, IL  60521                                                   Summer Associate, Kirkland & Ellis
--------------------------------------- ---------- -------------------- ----------------------------------------------
Omar Haydar                                26      Secretary and        4/2000 - present Mutual Fund Coordinator,
745 Mcclintock Drive, Suite 114                    Treasurer            Allied Asset Advisors
Burr Ridge, IL  60521                                                   6/99 - 4/2000 Information Technology
                                                                        Consultant, Teksystems/Skidmore Owings &
                                                                        Merrill LLP 5/98 - 7/98 - Law Clerk, Goodman
                                                                        & Witanen 6/96 -  8/96 - Program Director,
                                                                        English Language Service Summer ISNA
                                                                        Program 8/95 - present - Law Student,
                                                                        Chicago Kent College of Law
--------------------------------------- ---------- -------------------- ----------------------------------------------
Mujeeb Cheema                              53      Vice President       1/98 - present Managing Director at Hawkins
745 Mcclintock Drive, Suite 114                                         International, Inc.; 2/80 - 12/97 President
Burr Ridge, IL  60521                                                   of International at Hawkins Oil & Gas, Inc.
--------------------------------------- ---------- -------------------- ----------------------------------------------

* This trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

TRUSTEE COMPENSATION. The trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation estimated to be received by the Trustees from the Trust for the fiscal year ending ________, 2000. Presently, none of the executive officers receive compensation from the Trust.

---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT   ESTIMATED ANNUAL       TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS     BENEFITS UPON          FROM TRUST AND FUND
                             FROM TRUST        PART OF TRUST EXPENSES  RETIREMENT             COMPLEX PAID TO
                                                                                              TRUSTEES
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Bassam Osman                      None                 None                   None                    None

*Muzamil Siddiqi                   None                 None                   None                    None

Abdalla Idris Ali                  None                 None                   None                    None

Jamal Said                         None                 None                   None                    None

Mohammed Kaiseruddin               None                 None                   None                    None

Mazen Asbahi                       None                 None                   None                    None

Omar Haydar                        None                 None                   None                    None

Mujeeb Cheema                      None                 None                   None                    None
---------------------------- ----------------- ----------------------- ---------------------- ------------------------


CONTROL PERSONS, PRINCIPAL HOLDERS OF SECURITIES AND MANAGEMENT OWNERSHIP. As of May 16, 2000, which was prior to the public offering of the Fund's shares, North American Islamic Trust was the holder of 100% of the Fund's shares, and there were otherwise no control persons or principal holders of securities of the Fund. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities.

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Allied Asset Advisors, Inc. (defined as "AAA" or "Investment Advisor") is a Delaware corporation that serves as an investment manager to the Fund pursuant to an Investment Advisory Agreement dated as of [DATE]. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islams and Muslims.

This Investment Management Agreement is effective for an initial term of two years and will continue on a year-to-year basis thereafter, provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated upon 60 days notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to AAA an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The fee is higher than the fee paid by most other index mutual funds.

CODE OF ETHICS
--------------------------------------------------------------------------------

The Trust, the Investment Advisor and the Distributor have adopted a written Code of Ethics that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Code permits such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The Code restricts and limits, absent prior approval, certain types of transactions and includes reporting and other obligations to monitor personal transactions.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

ADMINISTRATOR, FUND ACCOUNTANT, TRANSFER AGENT

Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank, N.A., provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. Firstar Mutual Fund Services, LLC also will serve as fund accountant and transfer agent under separate agreements.

CUSTODIAN

Firstar Bank, N.A. is custodian for the securities and cash of the Fund. Under the Custodian Agreement, Firstar Bank, N.A. holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

DISTRIBUTOR
--------------------------------------------------------------------------------

Rafferty Capital Markets, Inc. (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of ____________, 2000 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.

DISTRIBUTION PLAN
--------------------------------------------------------------------------------

The Board of Trustees has adopted a Distribution Plan for Class M shares of the Fund, in accordance with Rule 12b-1 (the "Plan") under the 1940 Act. The Fund is authorized under the Plan to use the assets of the Fund to compensate the Distributor or others for certain activities relating to the distribution of shares of the Fund to investors and the provision of shareholder services. The maximum amount payable under the Plan is 0.75% of the Fund's average net assets on an annual basis.

The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject to under the terms of the Plan.

The Plan authorizes the use of Fund assets to pay the Distributor, banks, broker/dealers and other institutions that provide distribution assistance and/or shareholder services such as:

|X| printing and distributing prospectuses to persons other than Fund shareholders,
|X| printing and distributing advertising and sales literature and reports to
    shareholders used in connection with selling shares of the Fund, and |X| furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries.

The Plan requires the Fund to prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan. The Plan for the Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Fund.

The Plan may not be amended so as to materially increase the amount of the distribution fees for the Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.

SHAREHOLDER SERVICES AGREEMENT
--------------------------------------------------------------------------------

The Board of Trustees has approved a Shareholder Servicing Agreement between the Fund (on behalf of Class M shares) and the Distributor. Under the Shareholder Servicing Agreement, the Distributor will provide information and administrative services for the benefit of Class M shares. The Distributor will appoint various broker-dealer firms and other service or administrative firms to provide related services and facilities for Class M shareholders. The Shareholder Services Agreement provides that the Trust will pay the Distributor a fee at a rate sufficient to reimburse the Distributor for service fee payments made by the Distributor to broker-dealer firms and other financial services firms retained by the Distributor. The Distributor will pay the firms a service fee at an annual rate of up to 0.25% of net assets of Class M shares.

PRICING OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.

SPECIAL INCENTIVE PROGRAMS. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or Distributor, in their discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

SIGNATURE GUARANTEES. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company ("FDIC");

o a member of the New York, Boston, American, Midwest, or Pacific Stock
  Exchange;

o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

o any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

ADDITIONAL DOCUMENTATION. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's Transfer Agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

AAA places the Fund's portfolio securities transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in placing the Fund's portfolio securities transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.

AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not necessarily use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, AAA may from time-to-time receive services and products which serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

If AAA provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Because of the Fund's indexing investment strategy, it generally only sells securities to generate cash to satisfy redemption requests, or to rebalance its portfolio to track the target index. As a result, the Fund's portfolio turnover rate is expected to be low. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available, the Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

TAXES

DISTRIBUTIONS OF NET INVESTMENT INCOME. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. By law, redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

By law, all or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

INVESTMENT IN COMPLEX SECURITIES. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                 P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN. Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

OTHER INFORMATION. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal, USA Today and others.

In addition to the INDEX, the Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 2000 - The Russell 2000 is composed of the 2,000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U. S. publicly traded companies.

o The NASDAQ Composite Index - The NASDAQ Composite Index is a broad-based market capitalization-weighted index of all NASDAQ stocks.

AUDITORS
--------------------------------------------------------------------------------

Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois, 60601-6779, serves as the Fund's independent auditors, whose services include auditing the Fund's financial statements and the performance of related tax services.

COUNSEL
--------------------------------------------------------------------------------

Vedder, Price, Kaufman, & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601-1003, is counsel for the Fund.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                          DOW JONES ISLAMIC INDEX FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 16, 2000

                                     ASSETS

 Cash                                                                 $100,000
Receivable from investment advisor                                      38,360
 Prepaid initial registration expenses                                  33,175
                                                                        ------
 TOTAL ASSETS                                                          171,535

LIABILITIES AND NET ASSETS
 Payable to investment advisor                                          71,535
                                                                        ------
 TOTAL LIABILITIES                                                      71,535
                                                                        ------
 NET ASSETS                                                           $100,000
                                                                       =======
 NET ASSETS CONSIST OF:
 Class K capital shares outstanding, no par value,
 indefinite shares authorized                                           10,000
                                                                        ======
 Net asset value, redemption price and offering price per share
      (net assets/shares outstanding)                                   $10.00
                                                                         =====


The accompanying Notes to the Financial Statements are an integral part of this statement.

                          DOW JONES ISLAMIC INDEX FUND

                             STATEMENT OF OPERATIONS

    FOR THE PERIOD FROM JANUARY 14, 2000 (DATE OF INCEPTION) TO MAY 16, 2000


INVESTMENT INCOME
Dividends                                                                 $    -

EXPENSES
Organization expenses                                                    38,360
                                                                        -------
Total expenses before reimbursements                                     38,360
Less:  reimbursement of expenses by investment advisor                  (38,360)
                                                                        -------
NET INVESTMENT INCOME                                                   $     -
                                                                        =======


The accompanying Notes to the Financial Statements are an integral part of this statement.



                          DOW JONES ISLAMIC INDEX FUND

                        NOTES TO THE FINANCIAL STATEMENTS
    FOR THE PERIOD FROM JANUARY 14, 2000 (DATE OF INCEPTION) TO MAY 16, 2000

NOTE 1 - ORGANIZATION AND REGISTRATION

Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust on January 10, 2000. The Trust currently offers one series of shares to investors, Dow Jones(SM) Islamic Index Fund (the "Fund") which consists of two classes: Classes K and M. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series and offer shares of a new fund under the Trust at any time. Allied Asset Advisors, Inc. ("AAA" or the "Advisor") is a Delaware corporation that serves as an investment manager to the Fund. AAA is a wholly owned subsidiary of The North American Islamic Trust. The Fund has had no operations other than those relating to organizational matters, including the sale of 10,000 shares of beneficial interest of the Fund to capitalize the Trust ("Original Shares"), for cash in the amount of $100,000.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     A.  USE OF ESTIMATES

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

     B.  ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES

         Expenses incurred by the Trust in connection with the organization and the initial public offering of shares are expensed as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to voluntarily reimburse the Fund for these expenses. Prepaid initial registration expenses are deferred and amortized over the period of benefit (not to exceed twelve months).

     C.  FEDERAL INCOME TAXES

         The Fund intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis.

NOTE 3 - CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares with no par value. A total of 10,000 shares were initially sold to capitalize the Trust.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of the Dow Jones Islamic Index Fund:

We have audited the accompanying statement of assets and liabilities of the Dow Jones Islamic Index Fund (the "Fund"), a series of Allied Asset Advisors Funds (the "Trust") as of May 16, 2000, and the related statement of operations for the period from January 14, 2000 (date of inception) to May 16, 2000. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Dow Jones Islamic Index Fund at May 16, 2000, and the results of its operations for the period from January 14, 2000 (date of inception) to May 16, 2000, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois
May 18, 1999



                           ALLIED ASSET ADVISORS FUNDS
                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a) DECLARATION OF TRUST
     (i) Certificate of Trust1
     (ii) Declaration of Trust1
     (iii) Written Instrument Fixing the Number of Trustees2
     (iv) Written Instrument Establishing and Designating Classes of Interest2

(b) BYLAWS1
     (i) Amendment to Bylaws2

(c) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS-- Incorporated by reference to the Declaration of Trust and Bylaws

(d) ADVISORY AGREEMENT2
     (i) Expense Waiver and Reimbursement Agreement2

(e) DISTRIBUTION AGREEMENT2

(f) BONUS OR PROFIT SHARING CONTRACTS - Not applicable

(g) CUSTODY AGREEMENT2

(h) OTHER MATERIAL CONTRACTS
     (i) Administration Agreement2
     (ii) Transfer Agent Servicing Agreement2
     (iii) Fund Accounting Services Agreement2
     (iv) Shareholder Services Agreement2
     (v) Fulfillment Agreement2

(i) OPINION AND CONSENT OF COUNSEL2

(j) CONSENT OF INDEPENDENT PUBLIC ACCOUNTANTS--Filed herewith

(k) OMITTED FINANCIAL STATEMENTS - Not applicable

(l) AGREEMENT RELATING TO INITIAL CAPITAL2

(m) RULE 12B-1 PLAN2

(n) RULE 18F-3 PLAN2

(o) RESERVED.

(p) CODE OF ETHICS2

1 Incorporated by reference to Registrant's Initial Filing of the Registration Statement filed February 23, 2000.

2 Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on May 23, 2000.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

         Reference is made to Article V of the Registrant's Agreement and Declaration of Trust.

         Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR

Allied Asset Advisors, Inc. ("AAA"), investment adviser to all of the series of the Registrant, is a registered investment adviser under the Investment Advisers Act of 1940. Besides serving as investment adviser to the Fund, AAA is not currently (and has not during the past two years) engaged in any other business, profession, vocation or employment of a substantial nature. Information regarding the business, vocation or employment of a substantial nature of the AAA and its officers is incorporated by reference to the information contained in Part B of this Registration Statement.

To Registrant's knowledge, none of the directors or senior executive officers of AAA except those set forth below, is, or has been at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of AAA also hold various positions with, and engage in business for, AAA affiliates:

-------------------------------- ------------------------ ------------------------------------ --------------------
NAME                             POSITION WITH ALLIED     OTHER BUSINESS CONNECTIONS           TYPE OF BUSINESS
                                 ASSET ADVISORS, INC.
-------------------------------- ------------------------ ------------------------------------ --------------------
Bassam Osman                     Director, President      Chairman                             Religious,
                                                          The North American Islamic Trust     Financial,
                                                          (Shareholder of AAA)                 Education
                                                          M.D. (Neurologist)                   Medicine
                                                          Director                             Finance
                                                          Amana Mutual Funds

Mohammad Naziruddin Ali          Secretary                General Manager                      Religious,
                                                          The North American Islamic Trust     Financial,
                                                          (Shareholder of AAA)                 Education

Muzamil Siddiqi                  Director                 Director                             Religious,
                                                          The Islamic Society of Orange        Educational
                                                          County
                                                          Adjunct Professor                    Educational
                                                          California State University

Gaddoor Saidi                    Director                 Partner                              Travel
                                                          Dar El-Eiman for Hajj
                                                          Partner                              Real Estate
                                                          Mecca Investment Int.

Mujeeb-ur-Rehman Cheema          Director                 Managing Director                    Energy
                                                          Hawkins International, Inc.
-------------------------------- ------------------------ ------------------------------------ --------------------

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Rafferty Capital Markets, Inc., 1311 Mamaroneck Avenue, White Plains, New York 10605, serves as principal underwriter for the Allied Asset Advisors Funds, Ingenuity Capital Trust, Potomac Funds, Badgley Funds, Homestate Group, Texas Capital Value Funds, Brazos Mutual Funds, Bremer Investment Funds, Inc., Bearguard Funds, Inc., Kirr Marbauch Partners Funds, Inc., Golf Associated Fund and Leuthold Funds.

(b)      The director and officers of Rafferty Capital Markets, Inc. are:

-------------------------- ------------------------------------------- -----------------------------------------
          NAME               POSITIONS AND OFFICES WITH UNDERWRITER     POSITIONS AND OFFICES WITH REGISTRANT
-------------------------- ------------------------------------------- -----------------------------------------
Thomas A. Mulrooney                        President                                     None

Lawrence C. Rafferty                        Director                                     None

Stephen P. Sprague                         CFO/FINOP                                     None
-------------------------- ------------------------------------------- -----------------------------------------

The principal business address of each of the persons listed above is 1311 Mamaroneck Avenue, White Plains, New York 10605.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

--------------------------------------------------------------------- --------------------------------------
RECORDS RELATING TO:                                                  ARE LOCATED AT:
--------------------------------------------------------------------- --------------------------------------
Registrant's Fund Accounting, Administrator and Transfer Agent        Firstar Mutual Fund Services, LLC
                                                                      615 East Michigan Street
                                                                      Milwaukee, WI  53202

Registrant's Investment Advisor                                       Allied Asset Advisors, Inc.
                                                                      745 McClintock Drive, Suite 114
                                                                      Burr Ridge, IL  60521

Registrant's Custodian                                                Firstar Bank, N.A.
                                                                      425 Walnut Street
                                                                      Cincinnati, OH  54202
--------------------------------------------------------------------- --------------------------------------

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A AND B.

          Inapplicable

ITEM 30.  UNDERTAKINGS.

          The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the Village of Burr Ridge and the State of Illinois on the 6th day of June, 2000.

                           ALLIED ASSET ADVISORS FUNDS

                              BY: /S/ BASSAM OSMAN
                              --------------------
                                  Bassam Osman

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on June 6, 2000.

SIGNATURE                               TITLE

/S/ BASSAM OSMAN                        Trustee, Chairperson and President
--------------------------
Bassam Osman

*/S/ MUZAMIL SIDDIQI                    Trustee
--------------------------
Muzamil Siddiqi

*/S/ ABDALLA IDRIS ALI                  Trustee
--------------------------
Abdalla Idris Ali

*/S/ JAMAL SAID                         Trustee
--------------------------
Jamal Said

*/S/ MOHAMMED KAISERUDDIN               Trustee
--------------------------
Mohammed Kaiseruddin

/S/ MAZEN ASBAHI                        Trustee
--------------------------
Mazen Asbahi


*Signed by
/S/ BASSAM OSMAN
--------------------------
Bassam Osman
as Attorney in Fact pursuant to the Power of Attorney dated May 4, 2000 filed May 23, 2000 with Registrant's Pre-Effective Amendment No. 1 to the Registration Statement.